Receivables	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Receivables
Receivables

	2017	2016
Accounts receivable	$894	$769
Less: allowance for doubtful accounts	(71)	(76)
Net trade receivables	823	693
Miscellaneous receivables	218	172
	$1,041	$865

The Company uses receivables securitization and factoring facilities in the normal course of business as part of managing its cash flows. The Company accounts for transfers under its securitization facilities as sales because the Company sells full title and ownership in the underlying receivables and has met the criteria for control of the receivables to be considered transferred.
The Company accounts for its factoring arrangements as either sales or secured borrowing based on whether it has transferred control over the factored receivables. The Company’s continuing involvement in factored receivables accounted for as sales is limited to servicing the receivables. The Company receives adequate compensation for servicing the receivables and no servicing asset or liability is recorded.
At December 31, amounts securitized or factored were as follows:

	2017	2016
Accounted for as secured borrowings	$12	$9
Accounted for as sales	964	816

Certain of the Company’s securitization facilities include a deferred purchase price component. As consideration for the sale of its receivables, the Company receives a cash payment and a new asset, the deferred purchase price receivable from the purchaser, which will be paid to the Company as payments on the receivables are collected from the account debtors. As the criteria for sale accounting have been met, the Company derecognizes the entire amount of receivables sold from its balance sheet and recognizes an asset at fair value for the deferred purchase price receivable as well as the cash received. As the deferred purchase price is not a trade receivable, it is reported in prepaid expenses and other current assets in the Company’s balance sheet. As receipt of the deferred purchase price coincides with collections of the underlying receivables, the collection period is short in duration. As of December 31, 2017 and 2016, the amount of deferred purchase price included in prepaid expenses and other current assets was $106 and $83.
The Company recorded expenses related to securitization and factoring facilities of $15 in 2017, $13 in 2016, and $12 in 2015 as interest expense.